Income Taxes (Additional Information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Provision for income taxes	$ 491	$ 523	$ 295
Valuation allowance	22,100	37,800	$ 42,600
Operating loss carryforward	729,400
Net operating loss carryforwards	$ 180,588	$ 161,189
Change in Unrecognized Tax Benefits	The Company does not believe it is reasonably possible that its unrecognized tax benefits will significantly change within the next twelve months.
Federal
Income Taxes [Line Items]
Operating loss carryforward	$ 601,600
Operating loss carryforward expiration beginning	$ 127,800
Open year examination	three
Federal | Research and Development
Income Taxes [Line Items]
Tax credit carryforward, amount	$ 12,300
Tax credit carry forward expiration year	2030
Federal | Maximum
Income Taxes [Line Items]
Expiration year	2037
Federal | Minimum
Income Taxes [Line Items]
Expiration year	2025
State
Income Taxes [Line Items]
Operating loss carryforward	$ 408,800
Net operating loss carryforwards	118,500
Operating loss carryforward expiration beginning	$ 290,300
Open year examination	four
State | Research and Development
Income Taxes [Line Items]
Tax credit carryforward, amount	$ 8,400
State | Maximum
Income Taxes [Line Items]
Expiration year	2044
State | Minimum
Income Taxes [Line Items]
Expiration year	2025
Foreign
Income Taxes [Line Items]
Open year examination	five